DEPOSITS FROM BANKS	12 Months Ended
Dec. 31, 2021
DEPOSITS FROM BANKS

30)       DEPOSITS FROM BANKS

Financial liabilities called “Deposits from banks” are initially measured at fair value and, subsequently, at amortized cost, using the effective interest rate method.

Composition by nature

		R$ thousand
	On December 31, 2021	On December 31, 2020
Demand deposits	1,508,083	1,593,170
Interbank deposits	4,655,644	797,216
Securities sold under agreements to repurchase	222,574,700	217,108,353
Borrowings	26,546,104	23,966,470
Onlending	23,724,749	23,814,958
Total	279,009,280	267,280,167